SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS.
SUBSEQUENT EVENTS

29.SUBSEQUENT EVENTS

On April 22, 2024, the Company and Alibaba China entered into an agreement to amend the Early Redemption Rights of the 2025 Convertible Notes, pursuant to which Alibaba China will require the Company to repurchase the 2025 Convertible Notes with aggregated principal of US$ 15,000 (RMB 106,240 equivalent) and accrued interests before August 30, 2024 and to repurchase the remaining portion, or US$60,000 (RMB 424,962 equivalent) with accrued interest on May 10, 2025. Accordingly, the Company classified the extended portion of the 2025 Convertible Notes as non-current liabilities as of December 31, 2023. Besides, the Group and Alibaba China also agreed that the Company and BEST China cannot transfer or sell certain key businesses and core assets without written consent from Alibaba China.